10. FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 13, 2016	Dec. 31, 2016
Warrant Member
Carrying amount at fair value	$ 2,774,585	$ 2,774,585		$ 20,405,190
Fair value of the warrant liability		1,396,094	$ 7,685,607
Put Rights
Put Rights Agreements		116,591
Common Stock for an aggregate amount		1,075,000
Gain on the put rights	$ 100,000	$ 200,000
Contingent Consideration [Member]
Loss on the contingent	346,000	230,000